One Commerce Square
                                           Philadelphia, PA 19103


Delaware Group of Funds
                                                     DELAWARE
                                                     GROUP
                                                     ________


                                             1933 Act Rule 497(j)
                                                 File No. 2-57791
                                       1940 Act File No. 811-2715


April 6, 1998




Filed via EDGAR (CIK #0000201670)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 2-57791
     DELAWARE GROUP STATE TAX-FREE INCOME TRUST


Dear Commission:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the form of Supplement to the Prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 40, the most recent post-effective amendment of Delaware Group State Tax-Free Income Trust. Post-Effective Amendment No. 40 was transmitted electronically to the Commission on March 31, 1998 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,


/s/David P. O'Connor
____________________
David P. O'Connor
Assistant Vice President/
Assistant Secretary/
Senior Counsel